RELATED PARTY TRANSACTIONS - Due to Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2020
Due to related parties
Conversion of stock, shares converted	251
Advances
Due to related parties
Advance due to related parties	$ 104,568	$ 104,568	$ 194,568
Accrued Salary
Due to related parties
Advance due to related parties	120,350	$ 120,350
Accrued Salary | Previously Reported
Due to related parties
Advance due to related parties	126,706
Expense Reimbursements
Due to related parties
Advance due to related parties	$ 126,706		$ 246,885